Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000129664
Account Value [Line Items]
Account Value	$ 16,955	$ 16,830	$ 16,743	$ 16,443	$ 15,777	$ 15,450	$ 14,675	$ 14,537	$ 14,174	$ 13,960	$ 13,950	$ 13,869	$ 14,342	$ 15,068	$ 15,503	$ 15,678	$ 15,283	$ 14,670	$ 14,101	$ 13,588	$ 12,563	$ 12,584	$ 12,686	$ 12,342	$ 11,888	$ 11,766	$ 11,413	$ 11,778	$ 11,567	$ 11,567	$ 11,482	$ 11,184	$ 10,932	$ 10,606	$ 10,149	$ 10,248	$ 9,913	$ 9,369		$ 9,735	$ 9,568	$ 10,000
C000129665
Account Value [Line Items]
Account Value	16,527	16,433	16,352	16,057	15,418	15,111	14,355	14,232	13,888	13,679	13,688	13,608	14,086	14,814	15,239	15,424	15,044	14,448	13,906	13,408	12,392	12,433	12,544	12,213	11,761	11,661	11,311	11,684	11,483	11,493	11,417	11,128	10,886	10,570	10,121	10,221	9,894	9,358		9,726	9,566	10,000
C000169043
Account Value [Line Items]
Account Value	914,379	908,413	902,763	885,876	849,991	831,696	789,396	781,987	762,454	750,330	750,100	745,157	770,490	808,798	831,362	840,743	819,050	786,218	755,789	727,817	672,434	673,553	678,990	660,114	635,306	628,834	609,940	629,417	617,628	617,628	612,584	596,698	583,295	565,920	541,023	546,332	527,992	499,035	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	571,213	572,865	566,851	567,585	541,645	541,418	530,386	528,986	534,665	523,984	524,202	535,374	546,373	580,411	601,422	605,052	595,320	596,175	608,440	605,562	597,740	588,039	567,131	568,745	546,303	526,526	511,892	516,232	513,441	510,349	518,855	521,706	515,371	507,785	502,698	519,149	507,362	500,699	500,000
S&P Target Date 2020 Index
Account Value [Line Items]
Account Value	17,155	16,955	16,859	16,599	15,815	15,512	14,712	14,594	14,211	13,961	13,882	13,728	14,186	14,902	15,304	15,450	15,039	14,441	14,053	13,577	12,708	12,604	12,835	12,399	11,933	11,883	11,588	11,983	11,701	11,630	11,578	11,181	10,964	10,674	10,207	10,268	9,953	9,390		9,799	9,560	10,000
S&P Target Date 2020 Index
Account Value [Line Items]
Account Value	17,155	16,955	16,859	16,599	15,815	15,512	14,712	14,594	14,211	13,961	13,882	13,728	14,186	14,902	15,304	15,450	15,039	14,441	14,053	13,577	12,708	12,604	12,835	12,399	11,933	11,883	11,588	11,983	11,701	11,630	11,578	11,181	10,964	10,674	10,207	10,268	9,953	9,390		$ 9,799	$ 9,560	$ 10,000
S&P Target Date 2020 Index
Account Value [Line Items]
Account Value	$ 910,828	$ 900,203	$ 895,086	$ 881,300	$ 839,681	$ 823,612	$ 781,091	$ 774,837	$ 754,536	$ 741,246	$ 737,027	$ 728,855	$ 753,167	$ 791,206	$ 812,567	$ 820,297	$ 798,464	$ 766,700	$ 746,108	$ 720,878	$ 674,727	$ 669,170	$ 681,466	$ 658,323	$ 633,545	$ 630,906	$ 615,275	$ 636,247	$ 621,239	$ 617,463	$ 614,701	$ 593,650	$ 582,098	$ 566,703	$ 541,921	$ 545,174	$ 528,465	$ 498,561	$ 500,000